Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2022
Fair Value Of Financial Instruments
Fair Value of Financial Instruments

NOTE 7: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.

Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred financing costs. The 2025 Logistics Senior Notes, the 2022 Senior Secured Notes (which as of the date of this Report have been repaid in full), three sale and leaseback agreements (which as of the date of this Report have been assigned to Navios Partners pursuant to the Transaction) and four Navios Logistics’ loans are fixed rate borrowings and their fair value was determined based on quoted market prices.

Loans payable to affiliate companies, including Convertible Debenture: The carrying amounts of the fixed rate loan and the Convertible Debenture approximate their fair value.

Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the consolidated balance sheets represents unrealized gains and losses on these securities, which are reflected in the interim condensed consolidated statements of comprehensive income.

 The estimated fair values of the Company’s financial instruments are as follows:

	June 30, 2022		December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$46,220	$46,220	$53,591	$53,591
Restricted cash	$8,726	$8,726	$84,260	$84,260
Investments in available-for-sale-securities	$220	$220	$219	$219
Senior and ship mortgage notes, net	$(584,450)	$(572,943)	$(1,101,931)	$(1,142,545)
Long-term debt, including current portion	$(379,374)	$(382,536)	$(171,919)	$(173,213)
Loans payable to affiliate companies, including current portion and Convertible Debenture	$(308,065)	$(310,269)	$(112,634)	$(112,634)

The following table sets forth our assets that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of June 30, 2022
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$220	$220	$—	$—
Total	$220	$220	$—	$—

	Fair Value Measurements as of December 31, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$219	$219	$—	$—
Total	$219	$219	$—	$—

As of June 30, 2022, there were no assets measured at fair value on a non-recurring basis.

As of December 31, 2021, the Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$7,500	$—	$7,500	$—
Total	$7,500	$—	$7,500	$—

Navios Logistics recorded an impairment loss of $21,966 for two of its tanker vessels operating in the cabotage business during the year ended December 31, 2021, the fair value of which is measured at $7,500, as at December 31, 2021.

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable.

	Fair Value Measurements at June 30, 2022
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$46,220	$46,220	$—	$—
Restricted cash	$8,726	$8,726	$—	$—
Investments in available-for-sale-securities	$220	$220	$—	$—
Senior and ship mortgage notes	$(572,943)	$(564,317)	$(8,626)	$—
Long-term debt, including current portion(1)	$(382,536)	$—	$(382,536)	$—
Loans payable to affiliate companies, including current portion(2) and Convertible Debenture	$(310,269)	$—	$(310,269)	$—

	Fair Value Measurements at December 31, 2021
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$53,591	$53,591	$—	$—
Restricted cash	$84,260	$84,260	$—	$—
Investments in available-for-sale-securities	$219	$219	$—	$—
Senior and ship mortgage notes	$(1,142,545)	$(1,133,919)	$(8,626)	$—
Long-term debt, including current portion(1)	$(173,213)	$—	$(173,213)	$—
Loans payable to affiliate companies, including current portion(2)	$(112,634)	$—	$(112,634)	$—

(1)	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
(2)	The fair value of the Company’s loans payable to affiliate companies, including Convertible Debenture is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.